Accounting Policies - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) R / $ $ / $		Dec. 31, 2019 ZAR (R) R / $ $ / $	Dec. 31, 2018 USD ($) R / $ $ / $		Dec. 31, 2018 ZAR (R) R / $ $ / $	Dec. 31, 2017 USD ($) R / $ $ / $		Dec. 31, 2017 ZAR (R) R / $ $ / $	Dec. 31, 2019 ZAR (R) R / $ $ / $	Dec. 31, 2018 ZAR (R) R / $ $ / $	Jan. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)	[1]
Disclosure of changes in accounting estimates [line items]
Carrying amount of property, plant and equipment	$ 4,657.1			$ 4,259.2	[1]							$ 4,892.9
Goodwill carrying value	0.0			0.0	[1]		$ 76.6					76.6
Impairment loss on goodwill	0.0			71.7			277.8
Gold-in-process and stockpiles	375.1			325.0
Provision for environmental rehabilitation costs	370.3			289.6			281.5
Charge to income statement	9.1			1.1			5.0
Non-current portion of long-term incentive plan	11.5			2.1
Silicosis settlement costs	21.2			25.1
Silicosis settlement costs current	4.6			0.0	[1]							0.0
Silicosis settlement costs noncurrent	16.6			25.1
Deferred taxation liability	433.6			454.9	[1]							453.9
Deferred taxation asset	265.5			269.5	[1]							72.0
Taxation payable	24.8	[1]		0.9	[1]		46.7	[1]				46.7	$ 87.0
Share-based payments	20.5			37.5			26.8
Derivative financial assets	11.7			9.3
Asanko redeemable preference shares	$ 95.5			132.9
Dividends withholding tax percentage	20.00%		20.00%
Equity accounted investees	$ 172.0			225.1	[1]							$ 171.3
Asanko Gold [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	10 years		10 years
South Deep Mine [member]
Disclosure of changes in accounting estimates [line items]
Goodwill carrying value	$ 1,500.0			1,400.0						R 21,100.0	R 21,200.0
Impairment loss	0.0		R 0.0	481.5		R 6,470.9	277.8		R 3,495,000.0
South Deep Mine [member] | Goodwill [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss on goodwill	0.0	[2]	0.0	71.7		963.9	277.8	[2]	3,495,000.0
South Deep Mine [member] | Other impaired assets [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss	$ 0.0		R 0.0	$ 409.8	[2]	R 5,507.0	$ 0.0		R 0.0
Rand [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | R / $	14.00			14.63			12.58			14.00	14.63
Average exchange rate | R / $	14.46		14.46	13.20		13.20	13.33		13.33
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | $ / $	0.70			0.70			0.77			0.70	0.70
Average exchange rate | $ / $	0.70		0.70	0.75		0.75	0.77		0.77
Trade And Other Payable [Member]
Disclosure of changes in accounting estimates [line items]
Derivative financial liabilities	$ 127.6			$ 22.6
Trade And Other Receivable [member]
Disclosure of changes in accounting estimates [line items]
Derivative financial assets	$ 1.1			$ 8.3

[1]	Refer note 42.
[2]	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).